Equity Awards and Instruments (Details)						1 Months Ended	9 Months Ended	12 Months Ended
	May 15, 2019 $ / shares shares	Mar. 22, 2019 $ / shares shares	Sep. 06, 2018 $ / shares shares	May 29, 2018 $ / shares shares	Mar. 22, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Sep. 30, 2020	Dec. 31, 2019 USD ($) plan shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stockholder-approved plans | plan								2
Put provision start period, number of months since exercise							6 months
Put provision end Period, number of days after start period							30 days
Call Provision Exercise Period							7 months
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Put provision start period, number of months since exercise								6 months
Put provision end Period, number of days after start period								30 days
Call Provision Exercise Period								7 months
Option granted	10,000	4,816,000	10,000	5,096,000	20,000			4,826,000	5,126,000
Grant date fair value | $ / shares	$ 1.65	$ 1.66	$ 1.96	$ 1.46	$ 1.43
Options outstanding								18,691,667	19,514,448	18,629,380
Income tax withholdings on shares sold back | $									$ 1,577,000
Acquisition Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value | $ / shares						$ 3.44
Options acquired						900,000
Term of options (in years)						5 years
Initial exercise price | $ / shares						$ 6.805
Cap and collar adjustment | $ / shares						$ 0.01
Options outstanding								900,000
Restricted stock expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted								493,840	512,616
Performance conditions vested								241,709	451,784
Shares sold								25,677	76,375
Income tax withholdings on shares sold back | $								$ 192,000	$ 610
Restricted stock expense | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted									57,670
Service condition (in years)									3 years
Restricted stock expense | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares sold									4,798
Income tax withholdings on shares sold back | $									$ 27,000
Restricted stock expense | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares sold								23,343
Income tax withholdings on shares sold back | $								$ 169,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted								0	0
RSU outstanding shares								54,771	70,687
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance conditions vested								16,746
Shares sold								5,398
Income tax withholdings on shares sold back | $								$ 39,000
2015 Equity Incentive Plan | Class B Common Stock | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance								50,000,000